C7 Financial income and expenses	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
C7 Financial income and expenses
C7	Financial income and expenses

Financial income and expenses

	2017		2016		2015
	Financial income	Financial expenses	Financial income	Financial expenses	Financial income	Financial expenses
Contractual interest on financial assets	–75	—	32	—	385	—
Of which on financial assets at fair value through profit or loss	–92	—	–316	—	–110	—
Contractual interest on financial liabilities	—	–1,027	—	–1,355	—	–1,428
Net gains/losses on:
Instruments at fair value through profit or loss1)	–231	543	–68	–729	190	–760
Of which included in fair value hedge relationships	—	2	—	71	—	152
Available for sale	40	—	—	—	—	—
Loans and receivables	–102	—	–79	—	–53	—
Liabilities at amortized cost	—	72	—	218	—	213
Other financial income and expenses	7	–431	—	–292	3	–483

Total	–361	–843	–115	–2,158	525	–2,458

1)	Excluding net loss from operating assets and liabilities, SEK 451 million (net loss of SEK 234 million in 2016 and net loss of SEK 165 million in 2015), reported as Cost of sales.